EMPLOYEE STOCK AND SAVINGS PLANS (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation Expense and Related Income Tax Benefits

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Stock-based compensation expense	$10,734	$9,611	$7,502
Income tax benefits related to stock-based compensation	1,826	1,651	1,293

Assumptions Used in Estimating the Fair Value of Stock Award Grants

The fair value of stock awards was estimated on the date of grant using the following assumptions:

Year ended June 30,	2024	2023	2022

Dividends per share (quarterly amounts)	$0.68 – 0.75	$0.62 – 0.68	$0.56 – 0.62
Interest rates	3.8% – 5.6%	2.0% – 5.4%	0.03% – 3.6%

Stock Plan Activity

During fiscal year 2024, the following activity occurred under our stock plans:

Shares		Weighted Average Grant-Date Fair Value

(In millions)

Stock Awards

Nonvested balance, beginning of year	96	$250.37
Granted (a)	41	339.46
Vested	(42)	246.71
Forfeited	(7)	270.59

Nonvested balance, end of year	88	$292.28

(a)
Includes 1 million of PSUs granted at target and performance adjustments above target levels for each of the fiscal years 2024, 2023, and 2022.

Employee Purchased Shares	Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2024	2023	2022

Shares purchased	6	7	7
Average price per share	$339.46	$245.59	$259.55